Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of cost of investment property, plant and equipment
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total

Balance to January 1, 2021	$1,316	$5,440	$29,637	$161	$144	$1,015	$37,713
Additions	119	14	569	1	5	358	1,066
Conversion adjustments	(4)	(44)	(12)			303	243
Balance as of December 31, 2021	$1,431	$5,410	$30,194	$162	$149	$1,676	$39,022

Additions	2	3	286	1	4	1,400	1,696
Conversion adjustments	(18)	(9)	(339)		(1)	(40)	(407)
Balance as of December 31, 2022	$1,415	$5,404	$30,141	$163	$152	$3,036	$40,311

Schedule of accumulated depreciation of property, plant and equipment
	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total

Balance as of January 1, 2021	1,213	$20,382	$86	$81	$21,762

Depreciation expense	46	1,127	2	0	1,175
Conversion effects	(9)	82	(2)	1	72
Balance as of December 31, 2021	1,250	$21,591	$86	$82	$23,009

Depreciation expense	46	1,058	2	0	1,106
Conversion effects	(10)	(575)	(2)	0	(587)
Balance as of December 31, 2022	$1,286	$22,074	$86	$82	$23,528

Schedule of net book value of property, plant and equipment
Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in- progress	Total

Balance as of December 31, 2020	$1,316	$4,227	$9,255	$75	$63	$1,015	$15,951

Balance as of December 31, 2021	$1,431	$4,160	$8,603	$76	$67	$1,676	$16,013

Balance as of December 31, 2022	$1,415	$4,118	$8,067	$77	$70	$3,036	$16,783